LOANS RECEIVABLE (Details) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Entrusted and mortgage credit loans CNY	Dec. 31, 2012 Entrusted and mortgage credit loans CNY	Dec. 31, 2013 Loans through property refinancing activities CNY	Dec. 31, 2012 Loans through property refinancing activities CNY	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum
Loans receivable
Terms of entrusted and mortgage credit loans								2 months	12 months
Average loan-to-value ratio			50.00%
Impairment of loans receivable	0	0
Loans receivable				22,404	25,405	98,729	9,824
Loans receivable, net	121,133	35,229	$ 20,010